Subsequent Events (Narrative) (Details)			1 Months Ended	9 Months Ended
	Jan. 24, 2024 Share $ / shares	Jan. 09, 2024 CAD ($) $ / shares shares	Feb. 29, 2024 USD ($)	Dec. 31, 2023 CAD ($) Share $ / shares	Dec. 31, 2023 USD ($) Share	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Weighted average price				$ 3.27
Gross proceeds of transaction fees				$ 233,652	$ 172,582	$ 8,761
Number of share option forfeited | Share				134,611	134,611
Stock options forfeited, exercise price				$ 6.67
Interest rate basis				The Line of Credit bears interest at the bank's US Base Rate (December 31, 2023 - 9.0% plus 2.0% margin, March 31, 2023 - 8.0% plus 1.5% margin).	The Line of Credit bears interest at the bank's US Base Rate (December 31, 2023 - 9.0% plus 2.0% margin, March 31, 2023 - 8.0% plus 1.5% margin).
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares		14,286
Weighted average price		$ 3.5
Gross proceeds of transaction fees | $		$ 50,001
Number of share option forfeited | Share	12,500
Stock options forfeited, exercise price	$ 2.85
Revolving Loan Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Revolving loan facility | $			$ 5,000,000
Interest rate basis			The Loan allows advances over a 24-month period, has a term of 36 months, and bears interest at a floating rate of US Prime + 5% per annum.